Share Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2017 CAD ($)	Jun. 30, 2018 shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of classes of share capital [line items]
Number of options granted			3,692,372
Special cash distribution to shareholders | $	$ 387,200		$ 387,200
Number of shares authorized			500,000	350,000	3,280,000	62,404	4,036,729	8,824,646
Senior Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			325,000		325,000
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of options granted		95,363		7,000
Number of options exercised		39,488		7,000
Value for stock options exercised | $				$ 100
Number of shares authorized			200,000
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized			1,000
Dividends entitled per share if declared | $ / shares			$ 10
Redemption price per share | $ / shares			$ 10